Share capital (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of classes of share capital [line items]
Private placements of shares for cash	$ 840,564	$ 425,789	$ 212,968
Private placements of shares for cash (Shares)	17,573,429	10,996,994	4,961,059
Special Redeemable Voting Preference Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorized	2,000,000